Debt - Summary of Debt Instruments (Parenthetical) (Detail)	Dec. 31, 2025	Sep. 04, 2025	Feb. 19, 2025	Dec. 31, 2024
3.550% [Member] | Due in 2025 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.55%			3.55%
3.550% [Member] | Due in 2030 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.55%			3.55%
2.425% [Member] | Due in 2026 [Member] | Euro Notes [Member]
Debt Instrument [Line Items]
Interest rate	2.425%			2.425%
3.050% [Member] | Due in 2026 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%			3.05%
4.700% [Member] | Due in 2027 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.70%		4.70%
5.350% [Member] | Due in 2028 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.35%			5.35%
5.050% [Member] | Due in 2030 [Member]
Debt Instrument [Line Items]
Interest rate			5.05%
5.050% [Member] | Due in 2030 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.05%
2.600% [Member] | Due in 2031 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	2.60%			2.60%
5.200% [Member] | Due in 2034 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.20%			5.20%
4.250% [Member] | Due in 2035 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.25%			4.25%
5.500% [Member] | Due in 2035 [Member]
Debt Instrument [Line Items]
Interest rate			5.50%
5.500% [Member] | Due in 2035 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.50%
5.750% [Member] | Due in 2039 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.75%			5.75%
4.450% [Member] | Due in 2045 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%			4.45%
1.164% [Member] | Due in 2027 [Member] | Euro Notes [Member]
Debt Instrument [Line Items]
Interest rate	1.164%			1.164%
3.518% [Member] | Due in 2032 [Member] | Euro Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.518%			3.518%
0.930% [Member] | Due in 2030 [Member] | Swiss Note [Member]
Debt Instrument [Line Items]
Interest rate	0.93%	0.93%		0.93%
1.560% [Member] | Due in 2035 [Member] | Swiss Note [Member]
Debt Instrument [Line Items]
Interest rate	1.56%	1.56%		1.56%